Shareholder Report, Line Graph (Details) - USD ($)				7 Months Ended	10 Months Ended	12 Months Ended		19 Months Ended	22 Months Ended	24 Months Ended	31 Months Ended	34 Months Ended	36 Months Ended	43 Months Ended	46 Months Ended	48 Months Ended	55 Months Ended	58 Months Ended	60 Months Ended	67 Months Ended	70 Months Ended	72 Months Ended	79 Months Ended	84 Months Ended	91 Months Ended	96 Months Ended	103 Months Ended	108 Months Ended	115 Months Ended	120 Months Ended
	Oct. 30, 2020	Jan. 27, 2017	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2021	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2022	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2023	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2024	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2025	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2026	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2026	Aug. 31, 2026
Short-Term Bond Fund of America® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name						Short-Term Bond Fund of America — Class A (with sales charge)
Accumulated Value			$ 9,750				$ 9,846			$ 9,834			$ 10,164			$ 10,552			$ 10,538			$ 10,133		$ 10,223		$ 10,832		$ 11,329		$ 11,545
Short-Term Bond Fund of America® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name						Short-Term Bond Fund of America — Class C (with sales charge)
Accumulated Value			10,000				10,022			9,926			10,190			10,501			10,420			9,945		9,972		10,484		10,965		11,174
Short-Term Bond Fund of America® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name						Short-Term Bond Fund of America — Class F-1
Accumulated Value			10,000				10,089			10,073			10,408			10,807			10,792			10,378		10,472		11,096		11,606		11,828
Short-Term Bond Fund of America® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name						Short-Term Bond Fund of America — Class F-2
Accumulated Value			10,000				10,116			10,128			10,495			10,927			10,942			10,549		10,673		11,341		11,894		12,154
Short-Term Bond Fund of America® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name						Short-Term Bond Fund of America — Class F-3
Accumulated Value		$ 10,000		$ 10,130				$ 10,140			$ 10,517			$ 10,959			$ 10,985			$ 10,602			$ 10,750		$ 11,422		$ 12,005		$ 12,268
Short-Term Bond Fund of America® - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name						Short-Term Bond Fund of America — Class 529-A (with sales charge)
Accumulated Value			9,750				9,843			9,828			10,154			10,543			10,530			10,127		10,218		10,828		11,326		11,544
Short-Term Bond Fund of America® - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name						Short-Term Bond Fund of America — Class 529-C (with sales charge)
Accumulated Value			10,000				10,020			9,920			10,182			10,490			10,400			10,002		10,092		10,694		11,186		11,402
Short-Term Bond Fund of America® - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name						Short-Term Bond Fund of America — Class 529-E
Accumulated Value			10,000				10,066			10,027			10,338			10,711			10,675			10,246		10,315		10,908		11,385		11,578
Short-Term Bond Fund of America® - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name						Short-Term Bond Fund of America — Class 529-F-2
Accumulated Value	$ 10,000				$ 10,014				$ 9,655			$ 9,782			$ 10,383			$ 10,901			$ 11,130
Short-Term Bond Fund of America® - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name						Short-Term Bond Fund of America — Class 529-F-3
Accumulated Value	10,000				10,018				9,662			9,787			10,392			10,915			11,147
Short-Term Bond Fund of America® - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name						Short-Term Bond Fund of America — Class R-1
Accumulated Value			10,000				10,021			9,933			10,185			10,493			10,413			9,937		9,962		10,474		10,879		11,008
Short-Term Bond Fund of America® - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name						Short-Term Bond Fund of America — Class R-2
Accumulated Value			10,000				10,012			9,925			10,178			10,498			10,407			9,942		9,959		10,484		10,893		11,025
Short-Term Bond Fund of America® - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name						Short-Term Bond Fund of America — Class R-2E
Accumulated Value			10,000				10,055			9,982			10,269			10,613			10,560			10,111		10,160		10,726		11,178		11,352
Short-Term Bond Fund of America® - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name						Short-Term Bond Fund of America — Class R-3
Accumulated Value			10,000				10,062			10,019			10,315			10,691			10,650			10,207		10,284		10,860		11,331		11,518
Short-Term Bond Fund of America® - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name						Short-Term Bond Fund of America — Class R-4
Accumulated Value			10,000				10,093			10,080			10,420			10,823			10,812			10,401		10,498		11,129		11,646		11,873
Short-Term Bond Fund of America® - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name						Short-Term Bond Fund of America — Class R-5E
Accumulated Value			10,000				10,127			10,132			10,493			10,918			10,927			10,530		10,660		11,310		11,869		12,112
Short-Term Bond Fund of America® - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name						Short-Term Bond Fund of America — Class R-5
Accumulated Value			10,000				10,132			10,138			10,510			10,947			10,968			10,580		10,721		11,386		11,960		12,216
Short-Term Bond Fund of America® - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name						Short-Term Bond Fund of America — Class R-6
Accumulated Value			10,000				10,128			10,151			10,529			10,973			10,999			10,616		10,752		11,437		12,008		12,283
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,000	10,000	10,357	10,042		10,049	10,248	8,885	9,944	11,291	8,779	10,955	12,022	9,420	11,665	12,012	9,715	11,655	10,628	9,899	10,313	10,502	10,189	11,268	10,933	11,621	11,276	11,841	11,489
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,093	$ 10,025		$ 10,074	$ 10,100	$ 9,624	$ 10,081	$ 10,557	$ 9,761	$ 10,537	$ 10,942	$ 10,357	$ 10,922	$ 10,969	$ 10,826	$ 10,949	$ 10,530	$ 11,107	$ 10,511	$ 10,681	$ 10,661	$ 11,333	$ 11,311	$ 11,847	$ 11,824	$ 12,153	$ 12,131